Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2021
Nature of business and organization [Abstract]
Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities
Name	Background	Ownership
WiMi HK	• A Hong Kong company • Incorporated on September 4, 2018 • Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman
VIDA Semicon Co., Limited (“VIDA”)	• A Hong Kong company • Incorporated on August 21, 2020 • Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK
Name	Background	Ownership
ICinit Limited (“ICinit”)	• A Hong Kong company • Incorporated on June 1, 2020 • Primarily engages in the sales of semiconductor products and related accessories	51% owned by WiMi HK before October 1, 2021; 49% owned by WiMi HK after October 1, 2021
Shenzhen ICinit Technology Co., Ltd. (“SZ ICinit”)

•   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

•   Incorporated on October 12, 2020

•   Registered capital of RMB 10,000,000 (USD 1,568,455)

•   Plan to engage in the sales of computer chip and intelligent chip products

100% owned by ICinit
Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”)	• A PRC limited liability company • Incorporated on July 9, 2008 • Registered capital of RMB 11,000,000 (USD 1,725,301) • Primarily engages in the sales of computer chip and intelligent chip products	100% owned by SZ ICinit Acquired in January 2021
Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”)	• A PRC limited liability company • Incorporated on June 11, 2018 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in the sales of computer chip and intelligent chip products	80% owned by Shenzhen Yichong
Shenzhen Shengtang Micro-Electronic Technology Co., Ltd. (“Shenzhen Shengtang”)	• A PRC limited liability company • Incorporated on May 13, 2020 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in the sales of computer chip and intelligent chip products	100% owned by SZ ICinit Acquired in March 2021
Tianjin Yaodi Tomorrow Technology Co., Ltd. (“Tianjin Yaodi”)	• A PRC limited liability company • Incorporated on May 5, 2020 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in the sales of computer chip and intelligent chip products	100% owned by SZ ICinit Acquired in May 2021
WiMi WFOE

•   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

•   Incorporated on September 20, 2018

•   Registered capital of RMB 325,500,000 (USD 50,000,000)

•   A holding company

100% owned by WiMi HK
Name	Background	Ownership
Beijing WiMi	• A PRC limited liability company • Incorporated on May 27, 2015 • Registered capital of RMB 5,154,639 (USD 808,482) • Primarily engages in Hologram advertising services	VIE of WiMi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”)	• A PRC limited liability company • Incorporated on June 18, 2012 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”)	• A PRC limited liability company • Incorporated on January 06, 2016 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Shenzhen Kuxuanyou
Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”)	• A PRC limited liability company • Incorporated on November 15, 2017 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Shenzhen Kuxuanyou
Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)**	• A PRC limited liability company • Incorporated on February 13, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Dissolved in May 2020
Korgas WiMi Xinghe Network Technology Co., Ltd. (“Korgas WiMi”) *	• A PRC limited liability company • Incorporated on October 18, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in Hologram advertising services	100% owned by Beijing WiMi; Dissolved in February 2019
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	• A PRC limited liability company • Incorporated on March 08, 2011 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020
Name	Background	Ownership
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	• A PRC limited liability company • Incorporated on September 15, 2017 • Registered capital of RMB 1,000,000 (USD 156,846) • Primarily engages in mobile games development	100% owned by Shenzhen Yitian
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	• A PRC limited liability company • Incorporated on October 16, 2015 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	• A PRC limited liability company • Incorporated on January 14, 2019 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)	• A PRC limited liability company • Incorporated on May 15, 2020 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in mobile games development	100% owned by Shenzhen Yitian
Weidong Technology Co., Ltd. (“Weidong”)	• A PRC limited liability company • Incorporated on October 28, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	• A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services	100% owned by Weidong
Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”)

•   A PRC limited liability company

•   Incorporated on October 30, 2020

•   Registered capital of RMB 20,000,000 (USD 3,136,910)

•   Primarily engages in AR advertising services

•   No operations as of December 31, 2020

60% owned by Weidong
Name	Background	Ownership
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	• A PRC limited liability company • Incorporated on May 20, 2014 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	• A PRC limited liability company • Incorporated on August 24, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	• A PRC limited liability company • Incorporated on November 25, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	• A PRC limited liability company • Incorporated on January 31, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	• A PRC limited liability company • Incorporated on December 3, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	• A PRC limited liability company • Incorporated on September 24, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	• A Hong Kong company • Incorporated on February 22, 2016 • Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”)	• A Republic of Seychelles Company • Incorporated on March 30, 2016 • Primarily engages in MR software development and licensing	100% owned by Micro Beauty
Name	Background	Ownership
Lixin Technology Co., Ltd. (“Lixin Technology”)

•   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

•   Incorporated on August 4, 2020

•   Registered capital of RMB 200,000,000 (USD 31,369,105)

•   Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)

•   A PRC limited liability company

•   Incorporated on October 10, 2020

•   Registered capital of RMB 50,000,000 (USD 7,842,276)

•   Plan to support the daily operations of Lixin Technology, no operations as of December 31, 2021

100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 4, 2021 • Registered capital of RMB 195,747,000 (USD 30,000,000) • A holding company	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)

•   A PRC limited liability company

•   Incorporated on May 21, 2021

•   Registered capital of RMB 200,000,000 (USD 7,842,276)

•   Plan to engage AR advertising services, no material operations as of December 31, 2021

100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)

•   A PRC limited liability company

•   Incorporated on May 26, 2021

•   Registered capital of RMB 200,000,000 (USD 7,842,276)

•   Plan to engage AR advertising services, no material operations as of December 31, 2021

100% owned by Shenzhen Hedao
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	• A Cayman company • Incorporated on September 24, 2020 • Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021
Name	Background	Ownership
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	• A Singapore company • Incorporated on January 9, 2009 • Capital of RMB 3,187,856 (USD 500,001) • Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020
Excel Crest Limited (“Excel Crest”)	• A Hong Kong company • Incorporated on September 10, 2020 • Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2021	100% owned by Fe-da Electronics
VIYI Technology Ltd. (“VIYI Ltd”)	• A Hong Kong company • Incorporated on October 9, 2020 • A holding company • No operations as of December 31, 2020	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on November 18, 2020 • Registered capital of RMB 191,271,000 (USD 30,000,000) • A holding company	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	• A PRC limited liability company • Incorporated on November 30, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Engages in providing software support services	58% owned by VIYI Ltd
Wisdom Lab Inc. (“Wisdom Lab”)	• A Cayman Islands company • Incorporated on May 6, 2021 • Engages in software solution for intelligent chips	100% owned by Fe-Da Electronics
Viwo Technology Limited. (“Viwo Tech”)	• A Hong Kong company • Incorporated on April 15, 2021 • Engages in intelligent chips design • No operations as of December 31, 2021	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	• A PRC limited liability company • Incorporated on July 19, 2021 • Registered capital of RMB 10,000,000 (USD 1,568,455)	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	• A PRC limited liability company • Incorporated on March 18, 2019 • Registered capital of RMB 20,000,000 (USD 3,136,910 ) • Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by YY Online
Name	Background	Ownership
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	• A PRC limited liability company • Registered capital of RMB 10,000,000 (USD 1,568,455) • Incorporated on July 23, 2021 • Engages in R&D and application of intelligent visual algorithm technology	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)

•   A PRC limited liability company

•   Registered capital of RMB 1,000,000
(USD 156,846 )

•   Incorporated on June 22, 2021

•   Engages in E-commerce services and application of intelligent visual algorithm technology

100% owned by Viwotong Tech
Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”)	• A PRC limited liability company • Registered capital of RMB 5,000,000 (USD 784,228) • Incorporated on July 29, 2021 • Engages in testing equipment development and sales	100% owned by Viwotong Tech